UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               FORM N-QQuarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                    Investment Company Act File Number: 811-4653



                     The American Funds Tax-Exempt Series I
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: October 31, 2004





                              Howard L. Kitzmiller
                                    Secretary
                     The American Funds Tax-Exempt Series I
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)


                                   Copies to:
                             JULIAN E. MARKHAM, Esq.
                          THOMPSON, O'DONNELL, MARKHAM,
                          NORTON & HANNON 1212 New York
                            Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments


Tax-Exempt Fund of Maryland
Investment portfolio
October 31, 2004

                                                                                                        unaudited

                                                                                                   Principal amount     Market value
Fixed-income securities-- 95.38%                                                                              (000)            (000)

MARYLAND -- 85.06%
State Issuers
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA
     Collateralized, Series 2002-B, AMT, 4.85% 2022                                                          $2,000           $2,048
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
     Series 1998-B, AMT, 5.00% 2008                                                                           1,610            1,659
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
     Series 1998-B, AMT, 5.00% 2009                                                                           1,680            1,780
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Program Bonds,
     First Series 1994, 5.80% 2009                                                                            1,315            1,344
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
     Series 2001-H, AMT, 5.20% 2022                                                                             900              933
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
     Series 2001-H, AMT, 4.40% 2025                                                                             665              681
Dept. of Transportation, Consolidated Transportation Bonds, Ref. Series 2003, 4.00% 2008                      1,000            1,064
Dept. of Transportation, Project Cert. of Part. (Mass Transit Administration Project),
     Series 2000, AMT, 5.00% 2008                                                                             1,415            1,535
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014                           4,000            4,620
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017                           2,000            2,357
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT,
      FSA insured, 5.25% 2012                                                                                 1,000            1,110
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA
      insured, 5.50% 2013                                                                                     1,500            1,693
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014       1,755            1,942
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019      1,500            1,655
Econ. Dev. Corp., Lease Rev. Bonds (Montgomery County Town Square Parking Garage Project),
     Series 2002-A, 3.25% 2011                                                                                1,000            1,012
Econ. Dev. Corp., Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
      (Waste Management, Inc. Project),     Series 2002, AMT, 2.30% 2016 (put 2006)                           2,000            1,982
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project),
     Series 2001, AMBAC insured, 5.25% 2011                                                                   3,425            3,860
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project),
     Series 2001, AMBAC insured, 5.375% 2015                                                                  2,230            2,489
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds
     (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010                   3,500            3,721
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009                           1,000            1,112
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010                            2,000            2,284
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011                             500              551
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011                            1,000            1,148
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012                           2,000            2,234
G.O. Bonds, State and Local Facs. Capital Improvement Bonds, First Series Loan, Series 2003-A, 5.25% 2016     1,500            1,737
Health and Higher Educational Facs. Auth., Anne Arundel Medical Center Issue, Rev. Bonds,
     Series 1998, FSA insured, 5.125% 2028                                                                    1,000            1,042
Health and Higher Educational Facs. Auth., Adventist HealthCare Issue, Rev. Ref. Bonds,
     Series 2003-A, 5.00% 2012                                                                                1,000            1,053
Health and Higher Educational Facs. Auth., Adventist HealthCare Issue, Rev. Ref. Bonds,
     Series 2003-A, 5.75% 2025                                                                                1,000            1,042
Health and Higher Educational Facs. Auth., Good Samaritan Hospital Issue, Rev. Bonds,
     Series 1993, 5.70% 2009 (escrowed to maturity)                                                           1,000            1,111




                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Fixed-income securities                                                                                       (000)            (000)

MARYLAND -- State Issuers (continued)
Health and Higher Educational Facs. Auth., Howard County General Hospital Issue, Rev. Bonds,
     Series 1993, 5.50% 2013 (escrowed to maturity)                                                          $1,845       $    1,934
Health and Higher Educational Facs. Auth., Howard County General Hospital Issue, Rev. Bonds,
     Series 1993, 5.50% 2021 (escrowed to maturity)                                                           1,000            1,031
Health and Higher Educational Facs. Auth., Institute College of Art Issue, Rev. Bonds,
     Series 2001, 5.50% 2032                                                                                  1,250            1,296
Health and Higher Educational Facs. Auth., Johns Hopkins Medical Institutions Parking Facs.
      Issue, Parking Rev. Bonds, Series 2001, AMBAC insured, 5.00% 2034                                         880              903
Health and Higher Educational Facs. Auth., Johns Hopkins University Issue, Rev. Ref. Bonds,
      Series 2001-A, 5.00% 2011                                                                               1,000            1,115
Health and Higher Educational Facs. Auth., Johns Hopkins University Issue, Rev. Ref. Bonds,
      Series 2001-A, 5.00% 2013                                                                               1,000            1,100
Health and Higher Educational Facs. Auth., Johns Hopkins University Issue, Rev. Ref. Bonds,
      Series 1998, 5.25% 2014                                                                                 2,505            2,783
Health and Higher Educational Facs. Auth., Johns Hopkins University Issue, Rev. Ref. Bonds,
      Series 2002-A, 5.00% 2032                                                                               1,000            1,029
Health and Higher Educational Facs. Auth., Kaiser Permanente Rev. Bonds, Series 1998-A, 5.375% 2015           1,000            1,080
Health and Higher Educational Facs. Auth., LifeBridge Health Issue, Rev. Bonds, Series 2004-A,
      5.00% 2012                                                                                              1,000            1,095
Health and Higher Educational Facs. Auth., LifeBridge Health Issue, Rev. Bonds, Series 2004-A, 5.25% 2018     1,000            1,083
Health and Higher Educational Facs. Auth., Medlantic/Helix Issue, Rev. Bonds, Series 1998-B,
      AMBAC insured, 5.25% 2038                                                                               1,500            1,629
Health and Higher Educational Facs. Auth., MedStar Health Issue, Rev. Ref. Bonds, Series 2004, 5.00% 2013     1,000            1,062
Health and Higher Educational Facs. Auth., MedStar Health Issue, Rev. Ref. Bonds, Series 2004, 5.75% 2016     2,000            2,196
Health and Higher Educational Facs. Auth., MedStar Health Issue, Rev. Ref. Bonds, Series 2004, 5.50% 2033     1,000            1,022
Health and Higher Educational Facs. Auth., Mercy Medical Center Issue, Project and Rev. Ref. Bonds,
     Series 1996, FSA insured, 6.50% 2013                                                                     2,000            2,384
Health and Higher Educational Facs. Auth., Mercy Ridge Issue, Rev. Bonds, Series 2003-B, 5.00% 2008           1,000            1,023
Health and Higher Educational Facs. Auth., Mercy Ridge Issue, Rev. Bonds, Series 2003-A, 6.00% 2035           2,000            2,047
Health and Higher Educational Facs. Auth., PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds
     (Heron Point of Chestertown), Series 1998-A, 5.75% 2019                                                  1,500            1,513
Health and Higher Educational Facs. Auth., PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds
     (Heron Point of Chestertown), Series 1998-A, 5.75% 2026                                                  1,640            1,643
Health and Higher Educational Facs. Auth., Roland Park Place Issue, Ref. and Project Rev. Bonds,
     Series 1999, 5.50% 2014                                                                                    525              536
Health and Higher Educational Facs. Auth., Suburban Hospital Issue, Rev. Bonds, Series 2004-A, 5.00% 2008     1,500            1,616
Health and Higher Educational Facs. Auth., Suburban Hospital Issue, Rev. Bonds, Series 2004-A, 5.00% 2009       400              433
Health and Higher Educational Facs. Auth., University of Maryland Medical System Issue, Rev. Bonds,
     Series 2000, 6.75% 2030                                                                                  2,000            2,261
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured,
     5.00% 2020                                                                                               1,375            1,490
Northeast Maryland Waste Disposal Auth. Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project),
     Series 1998, AMT, 5.00% 2012                                                                             2,500            2,594
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid
     Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009                                      1,000            1,093
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid
     Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010                                      2,500            2,772
Transportation Auth. Airport Parking Rev. Bonds, Baltimore/Washington International Airport Projects,
     Series 2002-B, AMT, AMBAC insured, 5.375% 2015                                                           2,000            2,192
Transportation Auth. Facs. Project, Transportation Facs. Projects Rev. Bonds, Series 1992, 5.80% 2006         1,000            1,064
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013                           1,000            1,039
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013                           1,010            1,121
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022                          2,000            2,134
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 1991-B, 0% 2005                      700              690
                                                                                                                             100,802

City & County Issuers
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012                                                      1,000            1,139
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029
     (preref. 2009)                                                                                           2,000            2,418
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375%
      2028 (preref. 2010)                                                                                     1,500            1,863
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028               2,000            1,864
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012          1,680            1,697
City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 6.00% 2015      1,500            1,784
City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024        410              449
                                                                                                                           unaudited
                                                                                                   Principal amount     Market value
Fixed-income securities                                                                                       (000)            (000)

MARYLAND -- City & County Issuers (continued)
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.),
     Series 1996-A, FGIC insured, 5.90% 2009                                                                 $1,500         $  1,714
Mayor and City Council of Baltimore, Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project),
     Series 1984-B, 6.50% 2011                                                                                  500              540
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
     Series 2002-A, FGIC insured, 5.00% 2021                                                                  1,225            1,305
Baltimore County, G.O. Bonds, Consolidated Public Improvement Ref. Bonds, Series 2002, 5.25% 2010             2,000            2,260
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015
     (preref. 2012)                                                                                           3,000            3,428
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)                1,500            1,689
Calvert County, Econ. Dev. Rev. Bonds (Asbury-Solomons Island Fac.), Series 1995, 8.625% 2024
     (preref. 2005)                                                                                           2,300            2,373
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997,
     MBIA insured, 5.00% 2009                                                                                 1,000            1,094
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds,
     Series 1999-A, Asset Guaranty insured, RADIAN insured, 5.50% 2019                                        1,265            1,367
Carroll County, G.O. Bonds, County Commissioners of Carroll County, Consolidated Public
     Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010                                       1,000            1,116
Frederick County, G.O. Public Facs. Bonds, Series 2000, 5.10% 2017                                            1,000            1,112
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 1998, 6.625% 2025            3,000            3,124
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2004-A, 5.95% 2030           1,000            1,005
Frederick County, Subordinate Special Obligation Bonds (Urbana Community Dev. Auth.),
     Series 2004-B, 6.25% 2030                                                                                1,461            1,469
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized-Windsor
     Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012                                               515              524
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized-Windsor
     Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023                                             1,000            1,034
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014           795              901
Howard County, Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014
     (preref. 2012)                                                                                             205              233
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034       3,650            3,685
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016               1,000            1,101
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)       1,000            1,130
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011                      1,000            1,104
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012                      1,000            1,103
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015                      2,000            2,230
Montgomery County, Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
      Series 1998-B, 4.80% 2009                                                                                 495              514
Montgomery County, Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
      Series 1998-B, 4.90% 2010                                                                                 415              444
Montgomery County, Housing Opportunities Commission, Housing Dev. Bonds (The Metropolitan),
      Issue 1995-A, 6.10% 2015                                                                                2,025            2,092
Montgomery County, Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds
     (Resource Recovery Project), Series 1993-A, AMT, 6.00% 2007                                              1,000            1,075
Montgomery County, Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)        2,355            2,581
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013      1,000            1,121
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021    2,305            2,422
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Junior Series 2002-B, 6.70% 2027    1,690            1,740
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Senior Series 2002-A,
     RADIAN insured, 5.375% 2020                                                                                750              806
Prince George's County (Dimensions Health Corp. Issue), Project and Rev. Ref. Bonds, Series 1994,
     5.375% 2014                                                                                              2,985            2,561
Prince George's County Housing Auth., Mortgage Rev. Bonds (GNMA Collateralized-Langley
     Garden Apartments Project), Series 1997-A, AMT, 5.60% 2017                                               1,130            1,203
Prince George's County Housing Auth., GNMA/FNMA Collateralized Single-family Mortgage Rev. Bonds,
     Series 1998-A, AMT, 4.65% 2019                                                                             675              687
Industrial Dev. Auth. of Prince George's County, Ref. Lease Rev. Bonds (Upper Marlboro
     Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014                                         1,500            1,671
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
     Series 1997-A, 8.00% 2026                                                                                1,795            1,940
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
     Sewage Disposal Ref. Bonds of 2003, 5.00% 2012                                                           1,000            1,126
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O.
     Ref. Bonds of 2001, 4.50% 2015                                                                           3,000          3,176
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O.
     Ref. Bonds of 1997, 5.75% 2017                                                                           1,510          1,823
                                                                                                                            74,837

                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Fixed-income securities                                                                                       (000)            (000)

DISTRICT OF COLUMBIA-- 0.81%
Washington Metropolitan Area Transit Auth., Gross Rev. Transit Ref. Bonds, Series 1993,
     FGIC insured, 6.00% 2008                                                                                $1,480     $      1,669


PUERTO RICO-- 7.66%
Electric Power Auth., Power Rev. Ref. Bonds, Series Y, MBIA insured, 7.00% 2007                               1,000            1,128
Electric Power Auth., Power Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011                              1,000            1,117
Electric Power Auth., Power Rev. Bonds, Series DD, FSA insured, 4.50% 2019                                    1,000            1,028
Electric Power Auth., Power Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021                               1,020            1,058
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      4,500            5,053
Puerto Rico Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA,
     FSA insured, 5.00% 2026 (put 2010)                                                                       2,000            2,197
Puerto Rico Industrial, Medical, Higher Education and Environmental Pollution Control Facs.
     Fncg. Auth., Special Fac. Rev. Bonds (American Airlines, Inc. Project), Series 1985-A, 6.45%
     2025                                                                                                       500              320
Puerto Rico Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026                    455              536
Puerto Rico Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026
     (escrowed to maturity)                                                                                      45               54
Puerto Rico Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2004-A, FGIC insured,
     5.25% 2031 (put 2012)                                                                                    2,500            2,790
Public Improvement Ref. Bonds (G.O. Bonds), Series 1998, 5.00% 2007                                             500              535
                                                                                                                              15,816

VIRGIN ISLANDS-- 1.85%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.20% 2009                                                                                1,500            1,623
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.20% 2010                                                                                1,000            1,073
Virgin Islands Public Fin. Auth., Rev. Bonds (Virgin Islands Gross Receipts Taxes Loan Note),
     Series 2003-A, FSA insured, 5.25% 2017                                                                   1,000            1,131
                                                                                                                               3,827


Total fixed-income securities (cost: $187,401,000)                                                                           196,951


Short-term securities -- 3.01%

Baltimore County, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project),
      Series 2001, 1.74% 2026/1/                                                                                900              900
Baltimore County, Maryland, Rev. Bonds (Oak Crest Village, Inc. Project),
      Series 1999-A, 1.79% 2029/1/                                                                            2,390            2,390
Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project),
     Series 2004-A, AMBAC insured, 1.75% 20341                                                                  400              400
Econ. Dev. Corp., Rev. Bonds (CHF-- College Park, LLC-- South Campus Project),
     Series 2000-A, 1.76% 20321                                                                                 925              925
Econ. Dev. Corp., Variable Rate Rev. Bonds (Federation of
     American Societies for Experimental Biology Project), Series 2002-A, 1.74% 2030/1/                         100              100
Westminster, Maryland, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.) 1.75% 2034/1/                   1,500            1,500


Total short-term securities (cost: $6,215,000)                                                                                 6,215


Total investment securities (cost: $193,616,000)                                                                             203,166
Other assets less liabilities                                                                                                  3,314

Net assets                                                                                                                  $206,480



/1/Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

                                                                       unaudited
Key to Abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue



Federal income tax information                            (dollars in thousands)

Gross unrealized appreciation on investment securities                 $  10,269
Gross unrealized depreciation on investment securities                     (582)
Net unrealized appreciation on investment securities                       9,687
Cost of investment securities for federal income tax purposes            193,479

Tax-Exempt Fund of Virginia
Investment portfolio

October 31, 2004                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Fixed-income securities-- 94.96%                                                                              (000)            (000)

VIRGINIA -- 83.93%
State Issuers
Big Stone Gap, Redev. and Housing Auth., Commonwealth of Virginia Correctional Fac. Lease
      Rev. Bonds(Wallens Ridge Dev. Project), Series 1995, 5.25% 2010                                       $1,600            $1,678
Big Stone Gap, Redev. and Housing Auth., Commonwealth of Virginia Correctional
      Fac. Lease Rev. Ref. Bonds, Series 2003, 5.00% 2014                                                     1,000            1,120
College Building Auth., Educational Facs. Rev. and Ref. Bonds (Hampden-Sydney College Project),
     Series 1998, MBIA insured, 5.00% 2016                                                                      500              542
College Building Auth., Educational Facs. Rev. Ref. Bonds
     (Hampton University Project), Series 2003, 5.00% 2013                                                    1,000            1,104
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project),
     Series 2003, 5.00% 2014                                                                                  1,815            2,004
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998,
     5.00% 2017                                                                                               1,000            1,072
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
     Series 2002-A, 5.00% 2011                                                                                1,530            1,710
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
     Series 2002-A, 5.00% 2032 (put 2009)                                                                     3,500            3,819
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
     Series 2002-B, 5.00% 2032 (put 2009)                                                                     2,000            2,182
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
     Series 2001, 5.375% 2021                                                                                 1,000            1,159
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes,
     Series 2000, 5.50% 2010                                                                                  1,300            1,483
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes,
     Series 2002, 5.00% 2011                                                                                  1,000            1,118
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58
     Corridor Dev. Program), Series 1999-B, 5.50% 2013                                                        4,750            5,336
G.O. Bonds, Series 1997, 5.00% 2012                                                                             940            1,005
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 1998-E, Sub-series E-4, 4.50% 2005                    1,190            1,196
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A1, AMT, 4.00% 2015                              1,300            1,295
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A1, AMT, 4.15% 2017                              1,100            1,102
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J, Sub-series J-1, MBIA insured, 4.55% 2010      1,000            1,062
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J, Sub-series J-1, MBIA insured, 4.65% 2011      1,000            1,066
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016                                     1,000            1,037
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010                                1,185            1,245
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009                                1,320            1,396
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010                                1,240            1,309
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017                                        825              870
Northern Virginia Transportation Dist. Commission (Virginia Railway Express Project),
     Commuter Rail Rev. Ref. Bonds, Series 1998, FSA insured, 5.375% 2011                                     1,000            1,117
Northern Virginia Transportation Dist. Commission (Virginia Railway Express Project),
     Commuter Rail Rev. Ref. Bonds, Series 1998, FSA insured, 5.375% 2014                                     1,000            1,117
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012                 1,000            1,102
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013                 3,700            4,061
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010                                     1,000            1,084
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2011                                     2,100            2,276
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016                                     1,000            1,140
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2004-A, 5.00% 2010                                2,000            2,223
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007                          2,000            2,168
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009                          3,000            3,226
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014                          1,000            1,107
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009                          1,500            1,591
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds,
      Series 2003-B, 5.00% 2016                                                                               1,000            1,102




                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Fixed-income securities                                                                                       (000)            (000)

VIRGINIA -- State Issuers (continued)
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B,
      5.00% 2017                                                                                             $1,480         $  1,622
Resources Auth. Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015                          1,000            1,119
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014              1,460            1,645
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020                2,000            2,157
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT,
      FSA insured, 4.375% 2010                                                                                1,490            1,582
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT,
      MBIA insured, 5.00% 2016                                                                                1,000            1,078
Southeastern Public Service Auth., Senior Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015             4,825            5,421
Virginia Polytechnic Institute and State University, University Services System and
      General Rev. Pledge Bonds, Series 1996-C, 5.35% 2009                                                    1,000            1,073
                                                                                                                              75,921

City & County Issuers
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. and Ref. Bonds
     (Johnston Memorial Hospital), Series 1998, 5.00% 2008                                                    1,015            1,094
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. and Ref. Bonds
     (Johnston Memorial Hospital), Series 1998, 5.00% 2009                                                    1,020            1,107
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011                                                    1,000            1,179
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012                                                    1,000            1,194
Industrial Dev. Auth. of Arlington County, Resource Recovery Rev.
     Bonds (Alexandria/Arlington Waste-to-Energy Fac.),
     Ogden Martin Systems of Alexandria/Arlington Inc. Project, Series 1998-B, AMT, FSA insured,
     5.375% 2012                                                                                              2,785            3,039
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds
     (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009                                     2,100            2,204
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode
     Solid Waste Disposal Rev. Bonds
     (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)                                        1,000            1,122
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series of 2001, 5.50% 2009                        1,300            1,472
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                           1,500            1,727
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008                                                  1,000            1,115
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013                                           3,000            3,365
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009                                  330              331
Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center),
     Series 1998, AMBAC insured, 5.25% 2012                                                                   1,995            2,246
Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center),
     Series 1998, AMBAC insured, 5.25% 2013                                                                   2,000            2,256
Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center),
     Series 1998, AMBAC insured, 5.25% 2028                                                                     720              802
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 6.75% 2012                                                                                  500              540
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 7.50% 2029                                                                                2,500            2,666
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project),
     Series 1998-A, 5.00% 2011                                                                                1,500            1,592
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
     Series 1993-A, 5.00% 2007                                                                                  750              804
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
     Series 1993-A, 5.00% 2011                                                                                1,000            1,102
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
     Series 1993-A, 5.25% 2019                                                                                2,500            2,809
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
     Series 1993-A, FSA insured, 5.25% 2019                                                                   1,000            1,137
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project),
     Series 1998-A, FHA insured, 5.05% 2010                                                                     965            1,011
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021                                    1,000            1,124
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027        1,500            1,540
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014                         1,000            1,120
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015                         1,500            1,668




                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Fixed-income securities                                                                                       (000)            (000)

VIRGINIA -- City & County Issuers (continued)
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013                                 $2,240           $2,502
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014                                  1,000            1,121
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011                                  1,000            1,122
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009                                                500              523
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012                                              1,220            1,335
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional
     Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010                   1,375            1,621
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional
     Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018                  1,500            1,839
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013                                580              634
Industrial Dev. Auth. of Henrico County, Solid Waste Disposal Rev. Bonds
     (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1995, AMT, 5.30% 2011               1,000              995
Industrial Dev. Auth. of Henrico County, Solid Waste Disposal Rev. Bonds
     (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014             1,000              928
Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville
      and Henry County), Series 1997, 6.00% 2017 (preref. 2007)                                               1,000            1,093
Industrial Dev. Auth. of King George County, Variable Rate Demand Solid Waste Disposal Rev. Bonds
     (King George Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)                          1,000            1,021
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment Bonds
     (Dulles Town Center Project),     Series 1998, 6.25% 2026                                                2,495            2,560
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012                                      1,000            1,102
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012                             1,795            2,017
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015                                        500              552
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000,
      FSA insured, 5.00% 2014                                                                                 1,185            1,303
Industrial Dev. Auth. of Loudoun County, Hospital Rev. Bonds (Loudoun Hospital Center),
     Series 1995, FSA insured, 6.00% 2005                                                                       515              527
Industrial Dev. Auth. of Loudon County, Residential Care Facility Rev. Ref. Bonds,
     (Falcons Landing Project), Series 2004-A, 6.00% 2024                                                     2,000            2,066
City of Manassas, G.O. Bonds, Series 1997-B, AMT, 5.00% 2013                                                  1,000            1,091
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010                          1,000            1,110
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016                     1,585            1,743
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020                               1,000            1,090
City of Norfolk, G.O. Bonds, Capital Improvement and Ref. Bonds, Series 2002, MBIA insured, 5.00% 2011        1,000            1,114
Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System),
     Series 1997, MBIA insured, 5.00% 2007                                                                    1,250            1,343
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014                      1,485            1,613
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015                      1,565            1,696
Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project),
     Series 1994, 6.875% 2010 (preref. 2004)                                                                    895              906
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion
     Terminal Associates Project-- DETC Issue), Series 2003, 3.30% 2033 (put 2008)                            1,000            1,007
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
     Series 1998, 5.00% 2008                                                                                  1,200            1,299
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
     Series 1998, 5.00% 2009                                                                                  1,100            1,200
Gateway Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999, 6.25% 2026                                                                                  2,470            2,504
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-A, 6.85% 2019                                                                                1,181            1,237
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-B, 7.00% 2029                                                                                  480              507
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds, (Potomac Hospital Corp.
     of Prince William), Series 2003, 5.00% 2013                                                              1,000            1,069
Prince William County, Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014         1,000            1,126
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015                  1,000            1,118
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 1998-A, 5.25% 2009                               1,500            1,633
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012            1,000            1,135
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017            1,120            1,292




                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Fixed-income securities                                                                                       (000)            (000)

VIRGINIA -- City & County Issuers (continued)
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health
     System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015                                        $3,500       $    3,909
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. and Ref. Bonds (Sentara Health System),
     Series 1998, 5.25% 2011                                                                                  1,000            1,082
City of Virginia Beach, Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project),
     Series 1993, AMBAC insured, 6.00% 2011                                                                   1,000            1,158
City of Virginia Beach, Dev. Auth. Hospital Rev. Bonds (Virginia Beach General Hospital Project),
     Series 1993, AMBAC insured, 5.125% 2018                                                                  2,200            2,464
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012                                2,425            2,726
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013                                2,425            2,726
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015                       1,500            1,679
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016                       1,500            1,679
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017                         1,000            1,125
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center
     Project Phase I), Series 2002-A, 5.375% 2017                                                             1,500            1,691
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I),
     Series 2002-A, 5.00% 2021                                                                                2,000            2,123
County of Isle of Wight, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2004-A, 4.05% 2014                                            1,000              987
Industrial Dev. Auth. of County of Isle of Wight, Series 2000-A, AMT, 6.60% 2024                              2,590            2,825
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015                    1,910            2,113
                                                                                                                             121,347

DISTRICT OF COLUMBIA-- 5.31%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B,
      AMT, 5.50% 2007                                                                                         1,500            1,616
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B,
      AMT, MBIA insured, 5.25% 2010                                                                           1,000            1,075
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT,
      MBIA insured, 5.50% 2014                                                                                1,000            1,105
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT,
      FSA insured, 5.00% 2008                                                                                 1,000            1,081
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT,
      FSA insured, 5.375% 2013                                                                                1,000            1,103
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT,
      FSA insured, 5.375% 2014                                                                                1,000            1,097
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT,
      FSA insured, 5.375% 2016                                                                                1,995            2,169
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT,
      FGIC insured, 5.00% 2008                                                                                1,000            1,082
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT,
      MBIA insured, 5.25% 2012                                                                                1,000            1,103
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT,
      MBIA insured, 5.00% 2019                                                                                1,000            1,055
                                                                                                                              12,486

PUERTO RICO-- 4.36%
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014                                1,000            1,144
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      1,540            1,729
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036                                       500              561
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, AMBAC insured, 5.25% 2030
      (put 2012)                                                                                              1,000            1,116
Puerto Rico Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2004-A,
       FGIC insured, 5.25% 2031 (put 2012)                                                                    2,000            2,232
Puerto Rico Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA,
       FSA insured, 5.00% 2026 (put 2010)                                                                     2,000            2,197
Puerto Rico Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured,
       5.00% 2035 (put 2010)                                                                                  1,150            1,263
                                                                                                                              10,242

VIRGIN ISLANDS-- 1.36%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2005     1,000            1,030
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2007     1,000            1,076
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2009     1,000            1,082
                                                                                                                               3,188

Total fixed-income securities (cost: $210,870,000)                                                                           223,184







                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Short-term securities-- 3.59%                                                                                 (000)            (000)

Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
     Series 2003-A, 1.71% 2038/1/                                                                            $1,160      $     1,160
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
     Series 2003-D, 1.70% 2038/1/                                                                             4,300            4,300
City of Newport News, Industrial Dev. Auth., Rev. Bonds (CNU Warwick LLC Student Apartments Project),
     Series 2004, 1.77% 2028/1/                                                                               1,100            1,100
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health
     System Obligated Group), Series 2002-D, 1.75% 2027/1/                                                    1,870            1,870


Total short-term securities (cost: $8,430,000)                                                                                 8,430


Total investment securities (cost: $219,300,000)                                                                             231,614
Other assets less liabilities                                                                                                  3,411

Net assets                                                                                                                  $235,025


/1/Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Key to Abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


Federal income tax information                            (dollars in thousands)

Gross unrealized appreciation on investment securities                 $  12,627
Gross unrealized depreciation on investment securities                     (146)
Net unrealized appreciation on investment securities                      12,481
Cost of investment securities for federal income tax purposes            219,133

ITEM 2 - - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

          The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                                By   Jeffrey L. Steele, President and PEO

                             Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By Jeffrey L. Steele, President and PEO

Date: December 29, 2004



 By Michael W. Stockton, Treasurer and PFO

Date: December 29, 2004